ESOP Expense	6 Months Ended	12 Months Ended
	Mar. 31, 2014	Sep. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
ESOP Expense

(14) ESOP Expense

Alion makes 401(k) matching contributions in shares of its common stock. The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year. The Company also makes profit sharing contributions of Alion common stock to the ESOP Trust on the same dates.

In September 2013, Alion amended the KSOP to permit the Company to delay its contribution to the Plan for the six months ended September 30, 2013 and to delay transfer to the Company of employee contributions for investment in the ESOP component of the Plan. The Company made its September 30 contribution on the same schedule as it had done in the past. In December 2013, the ESOP Trust used employee funds to purchase approximately $930 thousand of Alion common stock at the September 30, 2013 price of $8.10 per share.

In March 2014, the Company adopted Amendment No. 4 to the KSOP to permit Alion to delay its mid-year contribution to the ESOP. The Company did not make its mid-year Plan contribution in March 2014. The Company expects to make its mid-year contribution after Alion has completed refinancing its debt and the ESOP Trustee has completed its next valuation of Alion’s common stock.

Based on the value of common stock contributed and to be contributed to the Plan, Alion recognized $3.4 million and $7.0 million in Plan expense for the three and six months ended March 31, 2014 and $3.8 million and $7.2 million in Plan expense for the three and six months ended March 31, 2013.

The non-cash component of ESOP expense is included in operating cash flows from changes in accrued liabilities. When the Company issues common stock to the ESOP Trust as a Plan contribution, the amount appears in the statement of cash flows as a supplemental disclosure — “common stock issued in satisfaction of employer contribution liability.”

(16) ESOP Expense

Alion makes 401(k) matching and profit sharing contributions in shares of its redeemable common stock. The Company matches the first 3% and one-half of the next 2% of eligible employee salary deferrals by contributing shares of Alion common stock to the ESOP Trust on March 31 and September 30 each year. The Company also makes profit sharing contributions of 2.5% of eligible employee compensation by contributing shares of Alion common stock to the ESOP Trust on the same dates.

Formerly, through June 2011, Alion profit sharing contributions consisted of 1% of eligible employee compensation in common stock issued to the ESOP Trust and 1.5% of eligible employee compensation in cash to the 401(k) component. Alion recognized $13.8 million, $13.8 million and $13.2 million in Plan expense for the years ended September 30, 2013, 2012 and 2011. In 2011, Plan expense included approximately $1.2 million in cash and approximately $11.0 million in common stock.

In September 2013, Alion amended the ESOP to delay the Company’s contribution to the Plan for the six months ended September 30, 2013 and to delay transfer to the Company of employee contributions for investment in the ESOP component of the Plan. The Company made its September 30 contribution on the same schedule as it has done in the past. In December 2013, the ESOP Trust used employee funds to purchase approximately $930 thousand of Alion common stock at the September 30, 2013 price of $8.10 per share.

The non-cash component of ESOP expense appears in the statement of cash flows supplemental disclosures as “common stock issued in satisfaction of employer contribution liability.” It is included in operating cash flows from changes in accrued liabilities. The Company issued $13.8 million in redeemable common stock for the year ended September 30, 2013.